Financial income (expense) (Tables)	9 Months Ended
Sep. 30, 2018
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense) are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Interest income	$179	98	540	$341
Interest expense:
Interest expense	(6,480)	(7,309)	(19,862)	(21,870)
Commitment fees	—	(223)	(37)	(728)
Amortization of debt issuance cost and fair value of debt assumed	(175)	(207)	(538)	(629)
Total interest expense	(6,655)	(7,739)	(20,437)	(23,227)
Gain (loss) on derivative instruments	516	571	1,692	1,481
Other items, net:
Foreign exchange gain (loss)	(98)	24	(238)	(920)
Bank charges, fees and other	(37)	(16)	(109)	(68)
Withholding tax on interest expense and other	(645)	(641)	(1,919)	(1,869)
Total other items, net	(780)	(633)	(2,266)	(2,857)
Total financial income (expense), net	$(6,740)	(7,703)	(20,471)	$(24,262)